INCOME TAXES - Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Loss before income taxes	$ 4,749	$ 643	$ 16,378
Income tax expense (benefit) computed at US tax rate		(774)	(541)
Effect of differences in foreign tax rates		612	925
Change in deferred tax valuation allowance	(3,700)	(2,203)	(2,369)
Other adjustments		68	(63)
Total tax expense	$ 1,622	$ 683	$ 1,274
Percent
Income tax benefit (expense) computed at US tax rate	21.00%
ASU 2023-09
Amount
Loss before income taxes	$ (6,329)
Income tax expense (benefit) computed at US tax rate	(1,329)
Foreign withholding taxes on dividends	1,015
Elimination of dividend distribution	2,680
Change in deferred tax valuation allowance	(1,013)
Other adjustments	54
Total tax expense	$ 1,622
Percent
Income tax benefit (expense) computed at US tax rate	21.00%
Foreign withholding taxes on dividends	(16.00%)
Elimination JE (mainly dividend distribution)	(42.00%)
Changes in valuation allowance	16.00%
Other adjustments	(1.00%)
Total Tax Expense	(26.00%)
China | ASU 2023-09
Amount
Effect of differences in foreign tax rates	$ 514
Change in deferred tax valuation allowance	(812)
NOL expired in current year	$ 1,867
Percent
Statutory tax rate difference	(8.00%)
Changes in valuation allowance	12.00%
NOL expired in current year	(29.00%)
Hong Kong | ASU 2023-09
Amount
Effect of differences in foreign tax rates	$ 17
Change in deferred tax valuation allowance	$ (1,889)
Percent
Statutory tax rate difference	0.00%
Changes in valuation allowance	30.00%
Other Jurisdictions | ASU 2023-09
Amount
Effect of differences in foreign tax rates	$ 493
Net impact of changes to uncertain tax positions	21
Change in deferred tax valuation allowance	$ 4
Percent
Statutory tax rate difference	(8.00%)
Changes in valuation allowance	(1.00%)
Net impact of changes to uncertain tax positions	0.00%